JPMORGAN TRUST I

JPMorgan Income Funds
 JPMorgan Emerging Markets Debt Fund
Statement of Additional Information dated
July 1, 2008
(All Share Classes)

JPMorgan International Equity Funds
 JPMorgan Asia Equity Fund
JPMorgan China Region Fund
JPMorgan Global Focus Fund
JPMorgan India Fund
JPMorgan Intrepid European Fund
JPMorgan Intrepid Japan Fund
JPMorgan Latin America Fund
JPMorgan Russia Fund
JPMorgan Emerging Markets Equity Fund
JPMorgan International Equity Fund
JPMorgan International Opportunities Fund
JPMorgan International Value Fund
JPMorgan Intrepid International Fund
JPMorgan International Small Cap Equity Fund
Statement of Additional Information dated February 29, 2008
(All Share Classes)

JPMorgan International Equity Funds
 JPMorgan Emerging Economies Fund
Statement of Additional Information dated February 11, 2008
(All Share Classes)

JPMorgan International Funds
 JPMorgan International Markets Fund
Statement of Additional Information dated
May 17, 2008
(All Share Classes)

JPMorgan Funds
 JPMorgan Income Builder Fund
JPMorgan Strategic Preservation Fund
Statement of Additional Information dated February 29, 2008
(All Share Classes)

JPMorgan Specialty Funds
 JPMorgan International Realty Fund
Statement of Additional Information dated February 29, 2008
(All Share Classes)

JPMorgan International Funds
 JPMorgan International Currency Income Fund
Statement of Additional Information dated February 29, 2008
(All Share Classes)

JPMORGAN TRUST II

JPMorgan Income Funds
 JPMorgan High Yield Bond Fund
Statement of Additional Information dated
July 1, 2008
(All Share Classes)

JPMorgan International Equity Funds
 JPMorgan International Equity Index Fund
Statement of Additional Information dated February 29, 2008
(All Share Classes)

Supplement dated November 19, 2008
to the Statement of Additional Information as dated above,
and as supplemented from time to time

The following replaces in its entirety item twelve under the fifth paragraph of the “Redemption Fees” section of Purchases, Redemptions and Exchanges in the Statement of Additional Information, Part II, for the above referenced Funds (the “Funds”).

12.          Shares redeemed as part of a bona fide asset allocation program, including those within an employer-sponsored retirement plan asset allocation program that qualifies as a Qualified Default Investment Alternative (QDIA).

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE STATEMENT OF ADDITIONAL INFORMATION
FOR FUTURE REFERENCE

SUP-SAI-QDIA-1108